Filed electronically with the Securities and Exchange Commission on January 28, 2000
                                                               File No. 33-12938
                                                               File No. 811-5076

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /___/

                           Pre-Effective Amendment No.                     /___/
                         Post-Effective Amendment No. 15                   / X /
                                                     ----
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /___/

                                Amendment No. 16                           / X /
                                             ----



                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, Illinois
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                 Philip J. Collora, Vice President and Secretary
                        Scudder Kemper Investments, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/ X /    On February 1, 2000  pursuant to paragraph (b)
/___/    On ______________  pursuant to paragraph (a) (1)
/___/    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A of this Post-Effective Amendment No.15 to the Registration Statement is incorporated by reference in its entirety to the Tax-Exempt California Money Market Fund's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2000.

Part B of this Post-Effective Amendment No.15 to the Registration Statement is incorporated by reference in its entirety to the Tax-Exempt California Money Market Fund's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2000.

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                    (a)                     Agreement and Declaration of Trust incorporated herein by reference to
                                            Post-Effective Amendment No. 9 to Registrant's Registration Statement on
                                            Form N-1A filed on January 22, 1996.

                    (b)                     By-laws incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed on January 2, 1996.

                    (c)                     Text of Share Certificate incorporated herein by reference to Post-Effective
                                            Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed on
                                            January 2, 1996.

                   (d)(1)                   Revised Investment Management Agreement dated September 7, 1998 incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
                                            Registration Statement on Form N-1A filed on November 19, 1999.


                   (e)(1)                   Administration, Shareholder Services and Distribution Agreement dated
                                            September 7, 1998 incorporated herein by reference to Post-Effective
                                            Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on December 3, 1998.

                   (e)(2)                   Administration, Shareholder Services and Distribution Agreement dated
                                            October 1, 1999 incorporated herein by reference to Post-Effective Amendment
                                            No. 14 to Registrant's Registration Statement on Form N-1A filed on January
                                            25, 2000.

                    (f)                     Inapplicable

                   (g)(1)                   Custodian Contract between Registrant and State Street Bank and Trust
                                            Company dated May 3, 1999 incorporated herein by reference to Post-Effective
                                            Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on November 19, 1999.

                 (h)(1)(a)                  Agency Agreement incorporated herein by reference to Post-Effective
                                            Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed on
                                            January 2, 1996.

                 (h)(1)(b)                  Supplement to Agency Agreement incorporated herein by reference to
                                            Post-Effective Amendment No. 10 to Registrant's Registration Statement on
                                            Form N-1A filed on January 2, 1997.

                   (h)(2)                   Fund Accounting Services Agreement dated December 31, 1997 incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's
                                            Registration Statement on Form N-1A filed on December 3, 1998.

                   (h)(3)                   Supplement to Services Agreement incorporated herein by reference to
                                            Post-


                                            Effective Amendment No. 14 to Registrant's Registration Statement on
                                            Form N-1A filed on January 25, 2000.

                    (i)                     Legal Opinion and Consent of Counsel is filed herein.

                    (j)                     Report and Consent of Auditors is filed herein.

                    (k)                     Inapplicable

                    (l)                     Inapplicable

                    (m)                     Amended and Restated Rule 12b-1 Plan dated August 1, 1998 incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's
                                            Registration Statement on Form N-1A filed on December 3, 1998.

                    (n)                     Inapplicable

                    (o)                     Inapplicable

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
             Name          of Directors of Registrant's Adviser
             ----          ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**


                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee, Vice President, Chairman of
                                                                                   the Board of Trustees



                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None


         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 28th day of January, 2000.

                                           TAX-EXEMPT CALIFORNIA MONEY
                                              MARKET FUND



                                           By  /s/ Mark S. Casady
                                               Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on January 28, 2000, on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Thomas W. Littauer
--------------------------------------
Thomas W. Littauer*                         Chairman and Trustee                         January 28, 2000


/s/ John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      January 28, 2000


/s/ Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee                                      January 28, 2000



--------------------------------------
Linda C. Coughlin                           Trustee


/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      January 28, 2000


/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      January 28, 2000


/s/ Donald R. Jones
--------------------------------------
Donald R. Jones*                            Trustee                                      January 28, 2000


/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      January 28, 2000


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ William P. Sommers
--------------------------------------
William P. Sommers*                         Trustee                                      January 28, 2000


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           January 28, 2000
                                            Accounting Officer)



*By:     /s/ Philip J. Collora
         Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney contained in Post-Effective Amendment No. 11 to the
             Registration Statement, filed January 27,
             1998, in Post-Effective Amendment No. 13 to the Registration Statement, filed
             November 19, 1999 and in Post-Effective
             Amendment No. 14 to the Registration
             Statement filed January 25, 2000.

                                                               File No. 33-12938
                                                               File No. 811-5076


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 15
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 16

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                                  EXHIBIT INDEX

                                   Exhibit (i)
                                   Exhibit (j)